Average Annual Total Returns - FidelityConnecticutMunicipalIncomeFund-PRO - FidelityConnecticutMunicipalIncomeFund-PRO - Fidelity Connecticut Municipal Income Fund	Jan. 29, 2024
Fidelity Connecticut Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.28%
Past 5 years	2.27%
Past 10 years	2.77%
Fidelity Connecticut Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.28%
Past 5 years	2.23%
Past 10 years	2.68%
Fidelity Connecticut Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.75%
Past 5 years	2.30%
Past 10 years	2.73%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
IXYGY
Average Annual Return:
Past 1 year	5.63%
Past 5 years	2.54%
Past 10 years	3.02%